LIABILITY FOR LOANS SOLD (Tables)	12 Months Ended
Sep. 30, 2015
LIABILITY FOR LOANS SOLD
Summary of principal balance of mortgage loan repurchase demands on loans previously sold
	2015	2014
Received during period	$10,004,000	$12,953,000
Resolved during period	12,303,000	11,806,000
Unresolved at end of period	4,486,000	6,785,000

Summary of the changes in the mortgage loan repurchase reserve

	2015	2014
Balance at beginning of period	$1,440,641	$1,353,095
Provisions charged to expense	680,941	350,263
Losses incurred to resolve demands	(491,936)	(262,717)

Balance at end of period	$1,629,646	$1,440,641

Summary of the manner in which the Company resolved mortgage loan repurchase demands received from its investors

	2015		2014
	Principal Balance of Loans Involved in Existing Claims That Were Resolved	Losses Charged to Liability for Loans Sold	Principal Balance of Loans Involved in Existing Claims That Were Resolved	Losses Charged to Liability for Loans Sold
Resolved by providing additional documentation with no further action required	$9,473,000	$—	$9,877,000	$—

Resolved by repurchasing loans previously sold to investors	2,693,000	178,659	1,777,000	28,273
Resolved by payments to reimburse investors for losses incurred	137,000	125,946	152,000	55,620

Payments due upon early payoff of loans previously sold	—	187,331	—	178,824

Total	$12,303,000	$491,936	$11,806,000	$262,717